CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 6,206		$ 6,374
Ordinary shares, par value		1		1
Ordinary shares, authorized	125,000,000	125,000,000	125,000,000	125,000,000
Ordinary shares, issued	68,275,245	68,275,245	66,346,119	66,346,119
Ordinary shares, outstanding	60,096,547	60,096,547	60,248,699	60,248,699
Treasury shares	8,178,698	8,178,698	6,097,420	6,097,420